UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2013

Date of reporting period: July 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—99.29%

AUSTRALIA—43.40%
Amcor Ltd.	45,162	$358,348
Australia and New Zealand Banking Group Ltd.	23,262	576,254
Billabong International Ltd.	171,876	245,084
Commonwealth Bank of Australia	9,498	575,025
David Jones Ltd.	253,854	651,830
Metcash Ltd.	112,020	401,985
National Australia Bank Ltd.	20,856	548,256
SP AusNet	649,140	720,694
Suncorp Group Ltd.	35,148	314,028
Sydney Airport	153,888	510,124
Telstra Corp. Ltd.	189,936	799,517
UGL Ltd.	31,380	430,617
Westpac Banking Corp.	24,666	602,209

		6,733,971
HONG KONG—20.28%
Anta Sports Products Ltd.(a)	396,000	222,166
Esprit Holdings Ltd.(a)	472,800	575,020
Shimao Property Holdings Ltd.(a)	630,000	905,148
SOHO China Ltd.	687,000	511,242
VTech Holdings Ltd.	54,600	642,568
Yue Yuen Industrial (Holdings) Ltd.	96,000	290,960

		3,147,104
JAPAN—6.45%
Eisai Co. Ltd.	9,000	399,872
Ono Pharmaceutical Co. Ltd.	6,000	379,513
TonenGeneral Sekiyu K.K.	27,000	221,946

		1,001,331
NEW ZEALAND—10.90%
SKYCITY Entertainment Group Ltd.	170,412	492,522
Telecom Corp. of New Zealand Ltd.	555,156	1,198,871

		1,691,393
SINGAPORE—18.26%
Keppel Corp. Ltd.	44,000	395,355
SATS Ltd.	210,000	435,443
Singapore Post Ltd.(a)	624,000	526,582
Singapore Telecommunications Ltd.	150,000	431,585
SMRT Corp. Ltd.(a)	246,000	322,267
StarHub Ltd.	234,000	722,170

		2,833,402

TOTAL COMMON STOCKS
(Cost: $15,117,672)		15,407,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA/PACIFIC DIVIDEND 30 INDEX FUND

July 31, 2012

SHORT-TERM INVESTMENTS— 7.96%

MONEY MARKET FUNDS—7.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	1,152,523	1,152,523
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	78,898	78,898
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	3,462	3,462

		1,234,883

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,234,883)		1,234,883

TOTAL INVESTMENTS IN SECURITIES—107.25%
(Cost: $16,352,555)		16,642,084
Other Assets, Less Liabilities—(7.25)%		(1,124,660)

NET ASSETS—100.00%		$15,517,424

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

July 31, 2012

Security	Shares	Value

COMMON STOCKS—96.09%

BRAZIL—8.87%
Banco do Brasil SA	6,000	$63,753
CCR SA	46,000	383,399
CPFL Energia SA	28,400	327,237
Light SA	35,000	427,851
Redecard SA	19,000	306,071
Souza Cruz SA	20,100	283,133
Tractebel Energia SA	24,200	431,121

		2,222,565
CHILE—0.79%
CAP SA	1,930	69,800
Empresa Nacional de Telecomunicaciones SA	6,530	128,686

		198,486
CHINA—6.00%
Guangzhou R&F Properties Co. Ltd. Class H(a)	468,000	596,947
PetroChina Co. Ltd. Class H	160,000	200,577
Shenzhen Investment Ltd.	1,360,000	313,968
Zhejiang Expressway Co. Ltd. Class H	540,000	392,796

		1,504,288
CZECH REPUBLIC—3.96%
CEZ AS	7,820	263,200
Komercni Banka AS	1,915	325,523
Telefonica O2 Czech Republic AS	21,373	403,795

		992,518
EGYPT—2.81%
Commercial International Bank Egypt SAE SP GDR	54,000	239,220
Orascom Construction Industries SAE SP GDR	6,950	295,653
Orascom Telecom Holding SAE SP GDR(b)(c)	66,031	170,888

		705,761
HUNGARY—1.36%
Magyar Telekom Telecommunications PLC	182,890	340,376

		340,376
INDIA—0.22%
Reliance Industries Ltd. SP GDR(d)	2,090	55,218

		55,218
INDONESIA—3.94%
PT AKR Corporindo Tbk	2,055,000	792,472
PT Aneka Tambang (Persero) Tbk	895,000	121,036
PT Indo Tambangraya Megah Tbk	20,000	75,119

		988,627

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

July 31, 2012

MALAYSIA—7.00%
Berjaya Sports Toto Bhd	114,000	155,910
British American Tobacco (Malaysia) Bhd	19,000	362,697
Kuala Lumpur Kepong Bhd	22,000	167,030
PPB Group Bhd	20,000	97,140
Public Bank Bhd	46,000	211,075
Sime Darby Bhd	62,000	194,747
Telekom Malaysia Bhd	186,000	335,804
YTL Power International Bhd	400,000	230,069

		1,754,472
PHILIPPINES—1.56%
Globe Telecom Inc.	14,200	390,164

		390,164
POLAND—2.46%
KGHM Polska Miedz SA	6,750	256,609
Telekomunikacja Polska SA	75,950	358,921

		615,530
RUSSIA—1.36%
Mobile Telesystems OJSC	44,500	341,700

		341,700
SOUTH AFRICA—11.10%
African Bank Investments Ltd.	47,230	209,845
Barloworld Ltd.	8,050	81,822
Exxaro Resources Ltd.	4,590	94,218
Foschini Group Ltd. (The)	12,890	223,591
Grindrod Ltd.	72,990	114,881
Impala Platinum Holdings Ltd.	6,760	106,974
Kumba Iron Ore Ltd.	6,000	376,210
Lewis Group Ltd.	22,320	192,740
Nampak Ltd.	78,760	249,268
Pretoria Portland Cement Co. Ltd.	100,430	316,384
RMB Holdings Ltd.	55,730	248,764
Tiger Brands Ltd.	6,690	216,838
Truworths International Ltd.	14,660	184,341
Woolworths Holdings Ltd.	25,300	165,687

		2,781,563
SOUTH KOREA—3.46%
Daishin Securities Co. Ltd.	27,500	200,420
Hyundai Marine & Fire Insurance Co. Ltd.	3,100	76,909
Korea Exchange Bank	29,200	216,942
Korea Gas Corp.	2,600	102,103
KT Corp.	1,100	31,376
KT Corp. SP ADR	16,800	239,400

		867,150
TAIWAN—23.52%
Ability Enterprise Co. Ltd.	230,000	216,254
AmTRAN Technology Co. Ltd.	540,000	418,605
China Steel Corp.	172,295	153,094
Chung Hsin Electric & Machinery Manufacturing Corp.	320,000	181,379

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

July 31, 2012

Chunghwa Telecom Co. Ltd.	40,000	120,030
Far EasTone Telecommunications Co. Ltd.	80,000	201,650
Farglory Land Development Co. Ltd.	130,000	210,869
Feng Hsin Iron & Steel Co. Ltd.	70,000	111,561
Formosa Chemicals & Fibre Corp.	70,000	185,313
Formosa Petrochemical Corp.	40,000	116,029
Formosa Plastics Corp.	70,000	193,715
Formosan Rubber Group Inc.	340,000	209,152
Gigabyte Technology Co. Ltd.	240,000	209,652
Highwealth Construction Corp.	150,000	233,809
Holtek Semiconductor Inc.	230,000	248,079
Hung Sheng Construction Co. Ltd.	510,000	255,064
Infortrend Technology Inc.	180,000	114,929
Inventec Corp.	672,475	201,569
Lite-On Technology Corp.	220,000	276,903
Macronix International Co. Ltd.	933,764	231,320
Nan Ya Plastics Corp.	80,000	156,039
Novatek Microelectronics Corp. Ltd.	80,000	233,658
Oriental Union Chemical Corp.	77,000	88,829
Phihong Technology Co. Ltd.	170,000	138,868
Sincere Navigation Corp.	230,000	203,601
Springsoft Inc.	100,000	141,535
Taiwan Mobile Co. Ltd.	50,000	165,041
TSRC Corp.	54,500	124,473
U-Ming Marine Transport Corp.	160,000	250,729
UPC Technology Corp.	530,000	304,826

		5,896,575
THAILAND—8.63%
Advanced Information Service PCL NVDR	80,000	508,421
Airports of Thailand PCL NVDR	41,000	89,244
Charoen Pokphand Foods PCL NVDR	196,000	207,086
Land and Houses PCL	1,564,000	387,645
PTT Global Chemical PCL NVDR	71,000	133,675
Shin Corp. PCL	249,400	497,294
Siam Cement PCL NVDR	17,000	177,184
Thai Oil PCL NVDR	87,000	163,108

		2,163,657
TURKEY—9.05%
Ford Otomotiv Sanayi AS	91,360	879,859
Haci Omer Sabanci Holding AS	29,380	129,255
Tofas Turk Otomobil Fabrikasi AS	104,890	484,878
Turk Telekomunikasyon AS	81,160	314,463
Turkiye Petrol Rafinerileri AS	20,780	459,419

		2,267,874

TOTAL COMMON STOCKS
(Cost: $25,185,355)		24,086,524

PREFERRED STOCKS—2.95%

BRAZIL—2.95%
AES Tiete SA	30,000	429,167

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS DIVIDEND INDEX FUND

July 31, 2012

Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	33,000	309,629

		738,796

TOTAL PREFERRED STOCKS
(Cost: $994,120)		738,796

SHORT-TERM INVESTMENTS—2.19%

MONEY MARKET FUNDS—2.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(e)(f)(g)	473,056	473,056
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(e)(f)(g)	32,384	32,384
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(e)(f)	43,159	43,159

		548,599

TOTAL SHORT-TERM INVESTMENTS
(Cost: $548,599)		548,599

TOTAL INVESTMENTS IN SECURITIES—101.23%
(Cost: $26,728,074)		25,373,919
Other Assets, Less Liabilities—(1.23)%		(308,357)

NET ASSETS—100.00%		$25,065,562

NVDR	- Non-Voting Depositary Receipts
SP ADR	- Sponsored American Depositary Receipts
SP GDR	- Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® , INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund
Asia/Pacific Dividend 30
Emerging Markets Dividend

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of July 31, 2012, the value of each of the Funds’ investments was classified as Level 1. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia/Pacific Dividend 30	$16,363,808	$1,140,520	$(862,244)	$278,276
Emerging Markets Dividend	26,731,842	484,897	(1,842,820)	(1,357,923)

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Emerging Markets Dividend Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 19, 2012